Convertible Preferred Stock and Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Convertible Preferred Stock and Stockholders' Equity (Deficit)

8. Convertible Preferred Stock and Stockholders’ Equity (Deficit)

Convertible Preferred Stock

In connection with the Merger, as discussed in Note 1, the Company issued 30,629,606 shares of its common stock to holders of convertible preferred membership interests of Compass Therapeutics LLC. No convertible preferred securities were outstanding as of June 30, 2020.

As of December 31, 2019, convertible preferred stock consisted of the following shares outstanding:

Shares
Series A-1	64,704,832
Series A-2	36,782,734
Series A-3	23,467,151
Series A-4	15,253,415
Series A4B	22,216,583
Series A-5	44,739,689

207,164,404

Common Stock

In connection with the Merger, as discussed in Note 1, the Company issued 8,425,750 shares of its common stock to holders of common membership interests of Compass Therapeutics LLC and issued 1,000,000 shares to the former shareholders of Olivia Ventures Inc. With respect to 15 holders of an aggregate of 131,472 Compass Therapeutics LLC common membership interests who were not accredited investors, the Company paid an aggregate of approximately $69 thousand in cash in consideration for cancelling such membership interests in connection with the Merger. In addition, 2,930,836 shares of the Company’s common stock were reserved for issuance under the 2020 Stock Option and Incentive Plan.

The Company also sold 12,096,442 shares of its common stock pursuant to the initial closing of a private placement offering for up to 14,000,000 shares of its common stock at a purchase price of $5.00 per share.

8. Preferred Units and Associated Call Right Liability

As of December 31, 2019 and 2018, the preferred units consisted of the following:

Preferred Units	Preferred Units Issued and Outstanding	Liquidation Preference (in thousands)
Series A-1	64,704,832	$15,978
Series A-2	36,782,734	15,000
Series A-3	23,467,151	15,000
Series A-4	15,253,415	15,000
Series A4B	22,216,583	21,848
Series A-5	44,739,689	49,214

	207,164,404	$132,040

The rights, preferences, and privileges of the preferred units are as follows:

Voting Rights

The preferred unitholders are entitled to the number of votes equal to the number of Class A common units into which each preferred unit is convertible. Any action to be taken by the unit holders requires the affirmative vote of a majority of unitholders, unless a different vote is required, including without limitation, actions requiring consent of the requisite preferred holders.

Conversion

Each preferred unit is convertible, at the option of the holder, at any time, and without the payment of additional consideration, into Class A common units as is determined by dividing the original purchase price by the conversion price with respect to such preferred unit in effect at the time of conversion. The Series A-1 conversion price is $0.2885 per unit, the Series A-2 conversion price is $0.4078 per unit, the Series A-3 conversion price is $0.6392, the Series A-4 and Series A4B conversion price is $0.9834 and the Series A-5 conversion price is $1.10.

Distribution

The Board shall, in its discretion, determine the timing and amount of any distribution to be made by the Company, in accordance with the operating agreement. Upon a liquidation event, proceeds are to be distributed in accordance with the following order of priority:

First, 100% to the members holding outstanding Series A-5, if any, to the extent of and in proportion to the Series A-5 units at $1.10 a unit with respect to the outstanding Series A-5 units held by each such member;

Second, 100% to the members holding outstanding Series A4B, if any, to the extent of and in proportion to the Series A4B units at $0.9834 a unit with respect to the outstanding Series A4B units held by each such member;

Third, 100% to the members holding outstanding Series A-4, if any, to the extent of and in proportion to the Series A-4 units at $0.9834 a unit with respect to the outstanding Series A-4 units held by each such member;

Fourth, 100% to the members holding outstanding Series A-3, if any, to the extent of and in proportion to the Series A-3 units at $0.6392 a unit with respect to the outstanding Series A-3 units held by each such member;

Fifth, 100% to the members holding outstanding Series A-2, if any, to the extent of and in proportion to the Series A-2 units at $0.4078 a unit with respect to the outstanding Series A 2 units held by each such member; and

Sixth, 100% to the members holding outstanding Series A-1, if any, to the extent of and in proportion to the Series A-1 units at $0.2885 a unit with respect to the outstanding Series A-1 units held by each such member; and

Seventh, after payment in full to the holders of outstanding preferred units of the full amounts distributable to them, 100% to the members holding outstanding common units, in proportion to the respective number of outstanding common units held by each member (in addition to any payments made in respect of profit interest units to the extent the distributions made to holders of other units exceed the applicable “strike price” of the incentive units in question).

Preferred units shall be automatically deemed and treated as if they were converted into common units solely for purposes of determining the distributions made pursuant to the order of priority above, if the common unit distribution amount equals or exceeds (A) the original issue price then applicable to such Series of preferred units plus (B) the per unit amount of any unpaid tax distributions, divided by (C) the number of common units then issuable upon conversion hereunder of one (1) unit of such series of preferred units.

Liquidation

In the event of any liquidation or deemed liquidation, dissolution or winding-up of the Company, the assets of the Company would be distributed in accordance with the same order of priority as distributions.

The holders of preferred units have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore, the preferred units are classified outside of members’ deficit on the consolidated balance sheets.

Call Right Liability

In connection with a financing in 2015, the Series A-1 investors obtained call rights to purchase an aggregate of 36,782,737 units of Series A-2 at $0.4078 per unit, 23,466,834 units of Series A-3 at $0.6392 per unit, and 15,253,203 units of Series A-4 at $0.9834 per unit upon reaching certain predetermined scientific milestones. As each milestone was met, each investor was able to purchase their allotted preferred units at the prices per unit described above. In the event an investor elected not to purchase their preferred units upon a milestone event, that investor’s preferred units from the immediately preceding preferred unit round were automatically converted into Class A common units on a ten for one basis.

The call rights represented a freestanding financial instrument and required bifurcation from the preferred units. The call right is liability classified and was recorded upon issuance at fair value as a call right liability in the consolidated balance sheet. Subsequent changes in the fair value were recognized in the consolidated statement of operations in “change in fair value of call right liability” in the financial years that such changes related to. As of December 31, 2018, the call right liability had been settled as all issuances of Series A had been made.

Sale of Series A-5

In June 2018, the Company issued 44,739,689 units of Series A-5 at $1.10 per unit and 4,509,750 units of Class C common units, for gross proceeds of $ 49.2 million. Proceeds, net of issuance costs of $0.1 million, were $48.4 million. The Class C common units are intended to constitute “profits interests” for tax purposes and was valued at $0.7 million using an option pricing model valuation approach. Refer to Note 9 for the discussion on the valuation methodology.

The Series A-5 call rights previously issued in connection with the 2015 financing were valued at $0.3 million as of December 31, 2017. The valuation was based on the right having strike price of $1.66 per unit of Series A-5. In June 2018, the call right was amended to $1.10 per unit as the then Series A-5 fair value was $1.10 per unit. The fair value of the call right liability was $0 immediately before the Series A-5 financing. The Company recorded a gain in the consolidated statement of operations with a corresponding decrease to call right liability of $0.3 million for the year ended December 31, 2018.